Supplementary Financial Statement Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Supplementary Financial Statement Information [Abstract]
Revenue recognized (in Dollars)		$ 32
Percentage of total revenues	10.00%
Less than percentage	10.00%